Critical Accounting Estimates And Judgments - Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [member] | Engineering and construction [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	0.51%	81.31%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	39.19%	146.07%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	18.48%	107.41%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	41.12%	143.63%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	6.65%	86.86%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	23.30%	117.91%
Goodwill [member] | Electromechanical [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	(9.73%)	197.30%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	29.36%	478.08%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	12.90%	402.19%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	38.89%	620.85%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	2.97%	354.39%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	16.34%	416.25%
Goodwill [member] | IT equipment and services [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent	42.60%	0.32%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	77.06%	30.06%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	59.73%	18.54%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent	101.27%	38.87%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	48.93%	11.25%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	62.91%	20.52%
Goodwill [member] | Telecommunications services [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of gross margin on percentage of recoverable amount, percent		465.17%
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent		2190.66%
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent		2232.86%
Effect of ten percent increase in assumptions of gross margin on percentage of recoverable amount, percent		1339.26%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent		1967.37%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent		2394.81%
Trademark [member] | Morelco S.A.S. [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	75.00%	16.37%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	116.27%	(4.79%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	126.00%	(7.21%)
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	91.70%	8.61%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	72.33%	22.92%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	99.82%	3.17%
Trademark [member] | Vial y Vives-DSD [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	27.40%	(40.72%)
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	55.71%	(63.32%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	29.54%	(58.56%)
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	38.99%	(51.36%)
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	55.99%	(45.65%)
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	44.26%	(54.47%)
Trademark [member] | Adexus S.A. [member]
Disclosure Of Sensitivity Analysis [line items]
Effect of ten percent decrease in assumptions of revenue growth rate on percentage of recoverable amount, percent	21.40%	22.10%
Effect of ten percent increase in assumptions of revenue growth rate on percentage of recoverable amount, percent	48.38%	(0.10%)
Effect of ten percent decrease in assumptions of discount rate on percentage of recoverable amount, percent	56.26%	(2.13%)
Effect of ten percent decrease in assumptions of terminal growth rate on percentage of recoverable amount, percent	31.90%	13.27%
Effect of ten percent increase in assumptions of discount rate on percentage of recoverable amount, percent	18.49%	28.02%
Effect of ten percent increase in assumptions of terminal growth rate on percentage of recoverable amount, percent	48.38%	8.86%